UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-6525
CALVERT MUNICIPAL FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2007

Item 1. Schedule of Investments.
CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 101.1%	AMOUNT	VALUE

Alabama - 5.5%
Alabama State MFH Revenue VRDN, 5.375%, 9/1/30 (r)	$1,615,000	$1,615,000
Montgomery Alabama BMC Special Care Facilities Financing Authority Revenue Bonds, STEP, 0.00%, 11/15/10	2,000,000	2,018,000

Arkansas - 3.7%
Fort Smith Arkansas Water and Sewer Authority Revenue Bonds, 5.00%, 10/1/21	1,465,000	1,542,630
Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11	890,000	928,208

Colorado - 3.3%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.375%, 12/1/13	2,000,000	2,192,780

Florida - 3.2%
Miami-Dade County Florida School Board Revenue COPs, 5.00%, 11/1/22	1,000,000	1,063,370
Port St. Lucie Florida Community Redevelopment Agency Revenue Bonds, 5.00%, 1/1/20	1,000,000	1,064,240

Georgia - 3.2%
George L Smith II Congress Center Authority Revenue Bonds, 6.00%, 7/1/09	2,000,000	2,098,420

Illinois - 4.1%
Chicago Illinois Development Tax Allocation Bonds, 6.25%, 11/15/13	1,500,000	1,634,205
Illinois State GO Bonds, 5.125%, 2/1/27	1,000,000	1,048,070

Indiana - 1.6%
Indiana State Public Schools Multi-School Building Corp. Revenue Bonds, 5.25%, 1/15/16	1,000,000	1,085,540

Kentucky - 1.6%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100) (r)	1,000,000	1,029,640

Louisiana - 2.4%
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	500,000	551,360
New Orleans Louisiana Audubon Commission GO Bonds, 5.00%, 10/1/13	1,000,000	1,063,830

Maryland - 0.4%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	294,000	294,044

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 101.1%	AMOUNT	VALUE

Massachusetts - 3.8%
Massachusetts State Development Finance Agency Revenue Bonds, 5.25%, 10/1/21	1,785,000	2,001,503
Massachusetts State Housing Finance Agency Revenue Bonds, 5.40%, 12/1/23	480,000	490,464

Michigan - 2.2%
L’Anse Creuse Michigan Public Schools GO Bonds, 5.00%, 5/1/21	1,355,000	1,444,037

Mississippi - 1.6%
Mississippi State Development Bank SO Revenue Bonds, 5.00%, 1/1/18	1,000,000	1,065,350

Missouri - 0.7%
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	488,510

New Jersey - 6.8%
Essex County New Jersey Improvement Authority Revenue Bonds:
5.25%, 12/15/19	1,000,000	1,122,460
5.25%, 12/15/21	1,000,000	1,129,570
New Jersey State Transportation Trust Fund Authority Revenue Bonds:
6.50%, 6/15/11 (Series B, Prerefunded)	745,000	827,084
6.50%, 6/15/11 (Series B, Refunded Balance)	1,255,000	1,389,662

New York - 3.3%
New York State Dormitory Authority Revenue Bonds, 5.50%, 5/15/13	1,000,000	1,083,400
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	1,000,000	1,112,730

Ohio - 6.3%
Butler County Transportation Improvement District Revenue Bonds, 5.00%, 12/1/20	1,345,000	1,451,107
Hancock County Ohio GO Bonds, 5.00%, 12/1/19	1,925,000	2,066,218
Ohio State Housing Finance Agency Revenue Bonds, 4.90%, 6/20/48	640,000	637,139

Oklahoma - 7.8%
Citizen Potawatomi Nation Revenue Bonds, 5.75%, 9/1/11	2,205,000	2,254,855
Oklahoma State Industries Authority Revenue Bonds, 5.50%, 8/15/09	2,760,000	2,872,166

Pennsylvania - 4.2%
Ridley Park Pennsylvania Hospital Authority Revenue Bonds, 6.00%, 12/1/13	900,000	964,746
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/10	670,000	718,220
5.95%, 10/15/11	730,000	794,576
5.95%, 10/15/12	285,000	314,307

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 101.1%	AMOUNT	VALUE

Puerto Rico - 1.7%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 6.25%, 7/1/13	1,000,000	1,142,320

South Carolina - 3.8%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.25%, 1/1/10	2,415,000	2,506,842

Tennessee - 2.0%
Knox County Tennessee Health Educational & Housing Facilities Board Revenue Bonds, 7.25%, 1/1/09	1,250,000	1,324,800

Texas - 13.7%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	2,905,987
Bexar County Texas State Revenue Bonds, 5.75%, 8/15/11	2,000,000	2,127,560
Garland Texas GO Bonds, 5.25%, 2/15/20	1,000,000	1,086,500
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds, 5.75%, 9/1/12	2,100,000	2,271,297
Mesquite Texas Independent School District No 1 GO Bonds, Zero Coupon, 8/15/19	500,000	287,545
Royse City Texas Independent School District GO Bonds, Zero Coupon, 8/15/26	1,000,000	390,860

Utah - 2.6%
Weber Utah School District GO Bonds, 4.50%, 6/15/24	1,660,000	1,683,389

Virginia - 3.8%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17 (r)	750,000	807,908
Louisa Virginia IDA Solid Waste & Sewage Disposal Revenue Bonds, 4.35%, 3/1/31 (mandatory put, 3/1/10 @ 100) (r)	1,725,000	1,720,274

Washington - 4.8%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,611,615
King County Washington Sewer Revenue Bonds, 5.25%, 1/1/20	1,470,000	1,581,617

West Virginia - 0.7%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	476,410

Other - 2.3%
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts VRDN, 3.85%, 10/1/35 (r)	1,490,000	1,490,000

TOTAL INVESTMENTS (Cost $65,969,025) - 101.1%		66,872,365

Other assets and liabilities, net — (1.1%)		(738,879)

NET ASSETS - 100%		$66,133,486

				Unrealized
	Number of	Expiration	Underlying Face	Appreciation
Futures	Contracts	Date	Amount at Value	(Depreciation)

Sold:
U.S. Treasury Bonds	10	06/07	$1,112,500	$7,876

*	Non-income producing security.

(g)	Security is currently in default for interest. Accrued interest as of March 31, 2007 totaled $68,325 and includes past due accrued since and due on April 1, 2006. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
MFH: Multi-Family Housing
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
SO: Special Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The National Municipal Intermediate Fund (the “Fund”), the sole series of Calvert Municipal Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. Class A shares are sold with a maximum front-end sales charge of 2.75%.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Other securities for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2007, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedule of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2007:

Federal income tax cost	$65,948,999

Unrealized appreciation	1,517,537

Unrealized (depreciation)	(594,171)

Net appreciation (depreciation)	$923,366

Net realized capital loss carry forward for federal income tax purposes of $7,758 at December 31, 2006 may be utilized to offset future capital gains until expiration in December 2014.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MUNICIPAL FUND, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 29, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 29, 2007

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	May 29, 2007